Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
The Company has recorded regulatory assets and liabilities (in millions) that it expects to pass through to its customers in accordance with, and subject to, regulatory provisions as follows:

December 31,	2022	2021	Recovery/Refund Period
Regulatory assets
Current regulatory assets:
AES Indiana deferred fuel and purchased power costs	$80	$9	1 year
El Salvador energy pass through costs recovery	78	80	Quarterly
Other	79	79	1 year
Total current regulatory assets	237	168
Noncurrent regulatory assets:
AES Indiana Petersburg Units 1 and 2 retirement costs	287	300	Over life of assets
AES Indiana and AES Ohio defined benefit pension obligations (1)	194	191	Various
AES Indiana environmental costs	73	76	Various
AES Indiana deferred Midwest ISO costs	34	48	4 years
AES Indiana deferred fuel and purchased power costs	21	84	2 years
Other	115	135	Various
Total noncurrent regulatory assets	724	834
Total regulatory assets	$961	$1,002
Regulatory liabilities
Current regulatory liabilities:
Overcollection of costs to be passed back to customers	$46	$18	1 year
Other	18	1	Various
Total current regulatory liabilities	64	19
Noncurrent regulatory liabilities:
AES Indiana and AES Ohio accrued costs of removal and AROs	657	868	Over life of assets
AES Indiana and AES Ohio income taxes payable to customers through rates	134	158	Various
Other	22	30	Various
Total noncurrent regulatory liabilities	813	1,056
Total regulatory liabilities	$877	$1,075
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(1)Past expenditures on which the Company earns a rate of return.